Legal proceedings	12 Months Ended
Jun. 30, 2025
Legal proceedings provision [abstract]
Legal proceedings	Legal proceedings In August 2024, the Company announced that the consolidated shareholder class action, filed in the Federal Court of Australia in 2022, had been settled subject to Federal Court approval which was subsequently obtained on December 13, 2024. The settlement (inclusive of interest and costs) was fully funded by the insurer and includes no admission of liability.